Staff costs - Remuneration payable to directors (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Staff costs
Directors' remuneration	$ 291,000	$ 1,221,000	$ 1,395,000
Highest paid Director's remuneration	$ 291,546	$ 554,960	$ 595,683